Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Class of Stock [Line Items]
Balance at the beginning of the period	¥ 228,145		¥ 119,116	¥ 2,201
Other comprehensive income before reclassification	(148,737)		133,691	125,244
Amounts reclassified from accumulated other comprehensive income			(21,666)	(6,814)
Other comprehensive loss attribute to noncontrolling interests	4,798		(2,996)	(1,515)
Balance at the end of the period	84,206	$ 12,943	228,145	119,116
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	227,728		98,274	(15,726)
Other comprehensive income before reclassification	(148,304)		132,450	115,515
Other comprehensive loss attribute to noncontrolling interests	4,798		(2,996)	(1,515)
Balance at the end of the period	84,222	12,945	227,728	98,274
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	417		20,842	17,927
Other comprehensive income before reclassification	(433)		1,241	9,729
Amounts reclassified from accumulated other comprehensive income			(21,666)	(6,814)
Balance at the end of the period	¥ (16)	$ (2)	¥ 417	¥ 20,842